INCOME TAXES (Schedule of reconciliation of the opening and closing amounts of total unrecognized tax benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Opening balance	$ 1,811	$ 2,030	$ 334
Increases (decrease) related to previous and current year tax positions	3,858	(219)	1,696
Closing balance	$ 5,669	$ 1,811	$ 2,030